UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim T. Rowe Price Equity/Income Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim T. Rowe Price Equity/Income Portfolio

Small- and mid-cap shares outperformed large-caps by a substantial margin for the year. Though growth outperformed value substantially among small- and mid-caps, value edged out growth for the year among large-caps. Most S&P 500 sectors rose strongly, led by information technology, consumer discretionary, and materials. Consumer staples, telecommunications services, and health care gained more modestly. The Portfolio posted a strong gain for the year but lagged the Russell 1000 Value Index as well as the broad S&P 500 Index. Stock selection in consumer discretionary, a significant overweight in pharmaceuticals, and underweighting financials hurt results versus the Russell benchmark. Overall, we remain optimistic about the prospects for our value approach to stock selection in the months ahead. Economic growth is likely to decelerate from the strong pace of the second half of 2003. We see value opportunities in pharmaceuticals, media, and industrial and business services stocks.

          Maxim T. Rowe Price             S&P 500 Index
          Equity/Income Portfolio

Nov-94         10000                      10000
Dec-94         9866                       9778.74
Dec-95         13163.22                   13453.61
Dec-96         15715.57                   16542.52
Dec-97         20244.79                   22061.8
Dec-98         22052.65                   28366.75
Dec-99         22800.24                   34335.68
Dec-00         25741.47                   31209.76
Dec-01         26168.77                   27502.04
Dec-02         22751.13                   21424.09
Dec-03         28584.52                   27569.57


Maxim T. Rowe Price Equity/Income Portfolio Total Return -
One Year:  25.64%

Five Year:  5.33%
Since Inception:  12.14%

Portfolio Inception:  11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price Equity/Income Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                               $        687,236,303
     Cash denominated in foreign currencies (2)                                              430,770
     Cash                                                                                    118,916
     Dividends receivable                                                                  1,624,432
     Subscriptions receivable                                                              1,750,109
     Receivable for investments sold                                                         161,098
                                                                                  -------------------
                                                                                  -------------------

     Total assets                                                                        691,321,628
                                                                                  -------------------
                                                                                  -------------------

LIABILITIES:

     Due to investment adviser                                                               482,138
     Redemptions payable                                                                   1,681,487
     Payable for investments purchased                                                       427,728
                                                                                  -------------------
                                                                                  -------------------

     Total liabilities                                                                     2,591,353
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        688,730,275
                                                                                  ===================
                                                                                  ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $          4,075,383
     Additional paid-in capital                                                          605,157,050
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                        83,112,793
     Accumulated net realized loss on investments                                         (3,614,951)
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        688,730,275
                                                                                  ===================
                                                                                  ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                           $              16.90
                                                                                  ===================
                                                                                  ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          400,000,000
     Outstanding                                                                          40,753,833

(1)  Cost of investments in securities:                                         $        604,123,510
(2)  Cost of cash denominated in foreign currencies:                                         430,770

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                   $            190,606
      Income from securities lending                                                            1,774
      Dividends                                                                            12,996,125
      Foreign withholding tax                                                                 (66,130)
                                                                                   -------------------
                                                                                   -------------------

      Total income                                                                         13,122,375
                                                                                   -------------------
                                                                                   -------------------

EXPENSES:

      Audit fees                                                                               20,440
      Bank and custodial fees                                                                  21,201
      Investment administration                                                                79,294
      Management fees                                                                       4,062,552
      Other expenses                                                                           26,606
                                                                                   -------------------
                                                                                   -------------------

      Total expenses                                                                        4,210,093

      Less amount reimbursed by investment adviser                                             13,635
                                                                                   -------------------
                                                                                   -------------------

      Net expenses                                                                          4,196,458
                                                                                   -------------------
                                                                                   -------------------

NET INVESTMENT INCOME                                                                       8,925,917
                                                                                   -------------------
                                                                                   -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                     (2,040,707)
      Change in net unrealized appreciation on investments                                118,046,848
      Change in net unrealized appreciation on translation of assets and
      liabilities denominated in foreign currencies                                           579,699
                                                                                   -------------------
                                                                                   -------------------

      Net realized and unrealized gain on investments                                     116,585,840
                                                                                   -------------------
                                                                                   -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $        125,511,757
                                                                                   ===================
                                                                                   ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                           2003             2002
                                                                       --------------   --------------
                                                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $     8,925,917  $     5,041,709
     Net realized gain (loss) on investments                              (2,040,707)       2,574,022
     Change in net unrealized appreciation (depreciation) on investments 118,046,848      (41,130,841)
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                           579,699
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase (decrease) in net assets resulting from operations     125,511,757      (33,515,110)
                                                                       --------------   --------------
                                                                       --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           (8,930,953)      (5,115,702)
     From net realized gains                                                (672,228)      (3,543,227)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Total distributions                                                  (9,603,181)      (8,658,929)
                                                                       --------------   --------------
                                                                       --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   329,709,702      294,948,600
     Reinvestment of distributions                                         9,603,181        8,658,929
     Redemptions of shares                                              (198,472,674)     (54,074,910)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase in net assets resulting from share transactions        140,840,209      249,532,619
                                                                       --------------   --------------
                                                                       --------------   --------------

     Total increase in net assets                                        256,748,785      207,358,580

NET ASSETS:
     Beginning of period                                                 431,981,490      224,622,910
                                                                       --------------   --------------
                                                                       --------------   --------------

     End of period (1)                                               $   688,730,275  $   431,981,490
                                                                       ==============   ==============
                                                                       ==============   ==============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                 22,348,583       20,796,854
     Issued in reinvestment of distributions                                 612,599          620,986
     Redeemed                                                            (13,799,620)      (3,775,089)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase                                                          9,161,562       17,642,751
                                                                       ==============   ==============
                                                                       ==============   ==============

(1) Including undistributed net investment income                    $                $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
                                                         Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------


Net Asset Value, Beginning of Period  $      13.67       16.10  $     16.64 $      16.55 $     17.80

Income from Investment Operations

Net investment income                         0.23        0.12         0.23         0.32        0.34
Net realized and unrealized gain (loss)       3.25       (2.33)        0.02         1.68        0.24
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From                      3.48       (2.21)        0.25         2.00        0.58
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
    Investment Operations

Less Distributions

From net investment income                   (0.23)      (0.12)       (0.23)       (0.32)      (0.34)
From net realized gains                      (0.02)      (0.10)       (0.56)       (1.59)      (1.49)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.25)      (0.22)       (0.79)       (1.91)      (1.83)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      16.90       13.67  $     16.10 $      16.64 $     16.55
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                25.64%     (13.06%)       1.66%       12.90%       3.39%

Net Assets, End of Period ($000)      $    688,730     431,981  $   224,623 $    173,562 $   189,500

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                   0.83%       0.85%        0.88%        0.90%       0.88%
    - After Reimbursement #                  0.83%       0.85%        0.88%        0.90%       0.88%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement                   1.76%       1.73%        1.47%        1.99%       1.84%
    - After Reimbursement #                  1.76%       1.73%        1.47%        1.99%       1.84%

Portfolio Turnover Rate                     20.76%      18.41%       25.20%       37.73%      44.02%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $229,741,905 and $102,333,578, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $606,894,747. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $92,364,191 and gross depreciation of securities in which there was an excess of tax cost over value of $12,022,635, resulting in net appreciation of $80,341,556.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of December 31, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December
      31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                          $ 8,930,953     $ 5,270,051
        Long-term capital gain                                       672,228       3,388,878
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                 $ 9,603,181
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                $        0

     Undistributed capital gains                                                           0

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                     $        0

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                   80,341,556

     Capital loss carryforwards (expiring in 2011)                                 (843,714)

     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       $79,497,842
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on corporate reorganizations, and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $15,244 from paid-in capital to undistributed net investment income and $10,208 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim T. Rowe Price Equity/Income Portfolio

BONDS

COMMUNICATIONS - EQUIPMENT --- 0.24%
  1,490,000 Lucent Technologies Inc                                    1,596,163
            Convertible Bonds
            8.000% August 1, 2031

                                                                      $1,596,163

TOTAL BONDS --- 0.24%                                                 $1,596,163
(Cost $1,145,832)

COMMON STOCK

AEROSPACE & DEFENSE --- 4.70%
     90,300 Boeing Co                                                  3,805,242
    363,300 Honeywell International Inc                               12,145,119
     64,100 Lockheed Martin Corp                                       3,294,740
    217,500 Raytheon Co                                                6,533,700
    215,400 Rockwell Collins                                           6,468,462
                                                                     $32,247,263

AUTOMOBILES --- 0.39%

    166,000 Ford Motor Co                                              2,656,000
                                                                      $2,656,000

BANKS --- 5.67%

    209,010 Bank One Corp                                              9,528,766
     71,700 Bank of America Corp                                       5,766,831
    241,504 FleetBoston Financial Corp                                10,541,650
     88,000 Mercantile Bankshares Corp                                 4,011,040
    100,900 National City Corp                                         3,424,546
     65,500 Wells Fargo & Co                                           3,857,295
     50,100 Wilmington Trust Corp                                      1,803,600
                                                                     $38,933,728

BROADCAST/MEDIA --- 0.88%

    183,362 Comcast Corp*                                              6,027,109
                                                                      $6,027,109

CHEMICALS --- 3.53%

    173,300 Dow Chemical Co                                            7,204,081
    154,700 EI du Pont de Nemours & Co                                 7,099,183
    127,200 Great Lakes Chemical Corp                                  3,458,568
    216,000 Hercules Inc*                                              2,635,200
    110,000 International Flavors & Fragrances Inc                     3,841,200
                                                                     $24,238,232

COMMUNICATIONS - EQUIPMENT --- 1.06%
    540,700 Lucent Technologies Inc*                                   1,535,588
    408,600 Motorola Inc                                               5,749,002
                                                                      $7,284,590

COMPUTER HARDWARE & SYSTEMS --- 1.17%
    348,906 Hewlett-Packard Co                                         8,014,371
                                                                      $8,014,371

COMPUTER SOFTWARE & SERVICES --- 0.77%
    192,200 Microsoft Corp                                             5,293,188
                                                                      $5,293,188

CONGLOMERATES --- 1.56%

    346,900 General Electric Co                                       10,746,962
                                                                     $10,746,962

COSMETICS & PERSONAL CARE --- 0.68%
    128,000 Gillette Co                                                4,701,440
                                                                      $4,701,440

DISTRIBUTORS --- 0.58%

    119,350 Genuine Parts Co                                           3,962,420
                                                                      $3,962,420

ELECTRIC COMPANIES --- 1.43%
    125,710 FirstEnergy Corp                                           4,424,992
     48,100 TECO Energy Inc                                              693,121
    199,800 TXU Corp                                                   4,739,256
                                                                      $9,857,369

ELECTRONIC INSTRUMENT & EQUIP --- 3.06%
    168,711 Cooper Industries Inc                                      9,773,428
     51,800 Emerson Electric Co                                        3,354,050
     72,100 Hubbell Inc Class B                                        3,179,610
    133,400 Rockwell Automation Inc                                    4,749,040
                                                                     $21,056,128

ELECTRONICS - SEMICONDUCTOR --- 0.80%
    380,328 Agere Systems Inc*                                         1,160,000
    148,100 Texas Instruments Inc                                      4,351,178
                                                                      $5,511,178

FINANCIAL SERVICES --- 4.07%
    112,733 Citigroup Inc                                              5,472,060
     70,300 Fannie Mae (nonvtg)                                        5,276,718
    165,380 JP Morgan Chase & Co                                       6,074,407
     87,300 Janus Capital Group Inc                                    1,432,593
    201,000 Mellon Financial Corp                                      6,454,110
     70,900 Northern Trust Corp                                        3,291,178
                                                                     $28,001,066

FOOD & BEVERAGES --- 3.25%
     22,300 Brown-Forman Corp                                          2,083,935
    229,100 Campbell Soup Co                                           6,139,880
     95,800 ConAgra Foods Inc                                          2,528,162
     89,800 General Mills Inc                                          4,067,940
     25,700 McCormick & Co Inc (nonvtg)                                  773,570
    103,100 Unilever NV                                                6,733,871
                                                                     $22,327,358

GOLD, METALS & MINING --- 1.15%
    101,900 Alcoa Inc                                                  3,872,200
     72,100 Nucor Corp                                                 4,037,600
                                                                      $7,909,800

HEALTH CARE RELATED --- 0.85%
    102,000 CIGNA Corp                                                 5,865,000
                                                                      $5,865,000

HOTELS/MOTELS --- 1.63%

    277,100 Hilton Hotels Corp                                         4,746,723
    180,252 Starwood Hotels & Resorts Worldwide Inc                   6,483,664
                                                                     $11,230,387

HOUSEHOLD GOODS --- 3.88%
     49,700 Black & Decker Corp                                        2,451,204
     80,200 Clorox Co                                                  3,894,512
     97,200 Fortune Brands Inc                                         6,948,828
    112,600 Kimberly-Clark Corp                                        6,653,534
    293,500 Newell Rubbermaid Inc                                      6,682,995
                                                                     $26,631,073

INSURANCE RELATED --- 6.48%
     55,082 American International Group Inc                           3,650,835
     80,500 Chubb Corp                                                 5,482,050
     60,852 John Hancock Financial Services Inc                        2,281,950
    132,727 Lincoln National Corp                                      5,358,189
    176,700 Marsh & McLennan Cos Inc                                   8,462,163
    174,200 SAFECO Corp                                                6,781,606
    104,872 St Paul Cos Inc                                            4,158,175
    203,100 Travelers Property Casualty Corp                           3,446,607
    312,900 UnumProvident Corp                                         4,934,433
                                                                     $44,556,008

INVESTMENT BANK/BROKERAGE FIRM --- 0.70%
     83,700 Morgan Stanley                                             4,843,719
                                                                      $4,843,719

LEISURE & ENTERTAINMENT --- 3.80%
    198,400 Hasbro Inc                                                 4,221,952
    519,200 Time Warner Inc*                                           9,340,408
     97,300 Viacom Inc Class B                                         4,318,174
    352,400 Walt Disney Co                                             8,221,492
                                                                     $26,102,026

MANUFACTURING --- 0.86%

    219,700 Pall Corp                                                  5,894,551
                                                                      $5,894,551

MEDICAL PRODUCTS --- 1.45%
    225,800 Baxter International Inc                                   6,891,416
     74,000 Becton Dickinson & Co                                      3,044,360
                                                                      $9,935,776

OIL & GAS --- 9.50%
    176,400 Amerada Hess Corp                                          9,379,188
     95,800 Anadarko Petroleum Corp                                    4,886,758
    148,622 BP Amoco PLC sponsored ADR                                 7,334,496
     54,700 Baker Hughes Inc                                           1,759,152
    147,822 ChevronTexaco Corp                                        12,770,343
    334,996 Exxon Mobil Corp                                          13,734,836
     94,350 Marathon Oil Corp                                          3,122,042
    160,600 Royal Dutch Petroleum Co NY Shrs                           8,413,834
     71,100 Schlumberger Ltd                                           3,890,592
                                                                     $65,291,241

PAPER & FOREST PRODUCTS --- 1.54%
    196,983 International Paper Co                                     8,491,937
     71,400 MeadWestvaco Corp                                          2,124,150
                                                                     $10,616,087

PERSONAL LOANS --- 1.07%
    152,000 American Express Co                                        7,330,960
                                                                      $7,330,960

PHARMACEUTICALS --- 7.33%

    111,000 Abbott Laboratories                                        5,172,600
    401,200 Bristol-Myers Squibb Co                                   11,474,320
    148,600 Johnson & Johnson                                          7,676,676
    271,300 Merck & Co Inc                                            12,534,060
    313,500 Schering-Plough Corp                                       5,451,765
    189,700 Wyeth                                                      8,052,765
                                                                     $50,362,186

PHOTOGRAPHY/IMAGING --- 1.14%

    306,100 Eastman Kodak Co                                           7,857,587
                                                                      $7,857,587

POLLUTION CONTROL --- 0.99%
    229,130 Waste Management Inc                                       6,782,248
                                                                      $6,782,248

PRINTING & PUBLISHING --- 3.41%
    157,000 Dow Jones & Co Inc                                         7,826,450
     90,800 Knight-Ridder Inc                                          7,025,196
    164,000 New York Times Co Class A                                  7,837,560
     51,300 Reader's Digest Association Inc Class A                      752,058
                                                                     $23,441,264

RAILROADS --- 1.97%

    211,400 Norfolk Southern Corp                                      4,999,610
    122,950 Union Pacific Corp                                         8,542,566
                                                                     $13,542,176

REAL ESTATE --- 0.54%
     80,396 Simon Property Group Inc REIT                              3,725,551
                                                                      $3,725,551

RESTAURANTS --- 1.15%

    318,800 McDonald's Corp                                            7,915,804
                                                                      $7,915,804

RETAIL --- 2.33%

    204,500 Home Depot Inc                                             7,257,705
     41,700 JC Penney Co Inc                                           1,095,876
    144,800 May Department Stores Co                                   4,209,336
    236,100 Toys R Us Inc*                                             2,984,304
     50,000 Winn-Dixie Stores Inc                                        497,500
                                                                     $16,044,721

SPECIALIZED SERVICES --- 0.45%
     60,600 D&B Corp*                                                  3,073,026
                                                                      $3,073,026

TELEPHONE & TELECOMMUNICATIONS --- 5.94%
    108,900 ALLTEL Corp                                                5,072,562
    209,150 AT&T Corp                                                  4,245,745
    215,100 Nokia OYJ sponsored ADR                                    3,656,700
  1,146,400 Qwest Communications International Inc*                   4,952,448
    284,713 SBC Communications Inc                                     7,422,468
    301,300 Sprint Corp                                                4,947,346
    300,486 Verizon Communications                                    10,541,049
                                                                     $40,838,318

TOBACCO --- 1.36%

     84,850 Altria Group Inc                                           4,617,537
    132,000 UST Inc                                                    4,711,080
                                                                      $9,328,617

UTILITIES --- 2.90%

    149,200 Constellation Energy Group                                 5,842,672
    341,400 Duke Energy Corp                                           6,981,630
    217,400 El Paso Corp                                               1,780,506
    242,400 NiSource Inc                                               5,318,256
                                                                     $19,923,064

TOTAL COMMON STOCK --- 96.02%                                       $659,899,592
(Cost $577,312,130)

PREFERRED STOCK

AUTOMOBILES --- 0.10%

     12,500 Ford Motor Co Capital Trust II                               700,000
                                                                        $700,000

TOTAL PREFERRED STOCK --- 0.10%                                         $700,000
(Cost $625,000)

SHORT-TERM INVESTMENTS

25,041,000 Federal Home Loan Bank                                    25,040,548
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.64%                               $25,040,548
(Cost $25,040,548)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $687,236,303
(Cost $604,123,510)

Legend

* Non-income Producing Security ADR - American Depository Receipt REIT - Real Estate Investment Trust See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004